SHARE-BASED PAYMENTS, Share incentive plan (Details) - shares	1 Months Ended		12 Months Ended
	Dec. 31, 2022	Jan. 31, 2019	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award
Term of share award plan		10 years
Number of options, Granted			0	0	0
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of ordinary shares reserved		19,684,555
Contractual term		10 years
Annual increase of shares on total number of issued and outstanding shares on the last day of the immediately preceding fiscal year (in percent)		2.00%
Number of options, Granted	4,868,000
Employee Stock Option | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting period (in years)	0 years
Employee Stock Option | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting period (in years)	4 years